STOCKHOLDERS’ DEFICIT (Details Narrative) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized	40,000,000		40,000,000	40,000,000
Common Stock, Shares, Outstanding	13,253,701		13,168,701	13,131,701
Common Stock, Voting Rights	Holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders.		Holders of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the stockholders.
Common Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	85,000	5,000	5,000	196,153
Share price	$ 0.77	$ 2.94	$ 2.94	$ 5.71
Common Stock Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			32,000	584,281
Share price			$ 4.51	$ 5.77